Exhibit 99.4

Opus Capital Markets Consultants, LLC

PRPM 2024-RPL3

October 28, 2024

BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the results of a due diligence review performed on a pool of 121 loans purchased on reliance by PRP-LB IV, LLC (“Customer”) from previous clients of Opus Capital Markets Consultants, LLC (“Opus”), from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Opus CMC performed a detailed compliance review on all loans.

Consultant was established in 2005 and acquired by Wipro Ltd in January 2014. Owls Partners, LLC acquired Consultant December 2022.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes required by the respective SOW. The compliance review scope is included in Exhibits A herein and the compliance review results are included within Exhibit B.

Note: Opus generally met the NRSRO requirements noted above with the exception that loans were not tested for compliance with Regulation X - Real Estate Settlement Procedures Act (RESPA).

EXHIBIT A

COMPLIANCE REVIEW SCOPE

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

•	Rate test
•	HPML test, if applicable
•	Points and Fees test
•	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
•	Review and confirmation of documentation type (i.e. full, stated, no ratio)
•	Review for evidence of prepayment penalty
•	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

•	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file. The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used within Compliance testing. In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry. The alternative documentation would have been utilized based on the following order of importance:

i)	Final HUD-1 that is missing signature and/or not stamped true/certified;
ii)	Estimated HUD-1; or
iii)	Title Company Closing Statement.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).[1]
➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. [2]
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

The following tables provide the summary and conclusions based on the review of the assets by Opus.

a)	Results of quality and integrity of information review – This table shows the results of the review of the quality of the information and integrity of data. The column on the left entitled “Data Element” indicates the data element that was reviewed. The column in the center entitled “Count” indicates the number of loans for which the information in the data tape was incorrect, based on our review.

Data Element	Count	Accuracy
Amortization Term	24	80.17%
Appraised Value	5	95.87%
CLTV	9	92.56%
Current Loan Balance	11	90.91%
Doc Type	15	87.60%
DTI	55	54.55%
FICO	41	66.12%
First Change Date	2	98.35%
First Payment Date	60	50.41%
Initial Interest Rate Cap	5	95.87%
Interest Only	2	98.35%
Interest Rate	6	95.04%
Loan Purpose	15	87.60%
Loan Term	28	76.86%
Loan Type	16	86.78%
LTV	9	92.56%
Margin	1	99.17%
Maturity Date	79	34.71%
MERS Min Number	3	97.52%
Mod First Payment Date	6	95.04%
Mod Maturity Date	1	99.17%
Neg Am (Yes or No)	1	99.17%
Next Change Date	7	94.21%
Note Date	23	80.99%
Occupancy	1	99.17%
Original Loan Amount	7	94.21%
Original Payment	13	89.26%
Periodic Rate Cap	3	97.52%
Periodic Rate Floor	2	98.35%
Prepayment Penalty	12	90.08%
Prepayment Penalty Period	1	99.17%
Property Address	13	89.26%
Property City	5	95.87%
Property Type	1	99.17%
Reset Frequency	1	99.17%
Self Employed	4	96.69%
Units	1	99.17%
Zip Code	1	99.17%
Total Loan Population	121

EXHIBIT B

SUMMARY OF COMPLIANCE REVIEW

Loans Reviewed (121)

15351265	19423334	12086161	18241430	12357323	9804204247	9804732718
17071242	17108630	17299751	19167964	16725426	9804309632	9804547462
17366451	9804548478	12495545	9803793018	9794173	19555135	17364688
9804554641	9355777	9804553452	9804708098	9804540921	20131827	871036580
14920045	17247610	9804714799	9804723345	17416462	15477540	17263161
9059148	20507612	18099994	11872728	16027302	17842873	7971591
12577128	16808784	9803818419	16231565	20076618	16380453	7454770
19595552	17683996	15345762	17364548	9804545532	17203258	16925943
11247129	18817502	8656563	16013203	19820521	9804906957	20211751
13851407	11817772	11823499	14566046	4478186	9803799304	20460986
16013385	7500010	10831402	15234586	12466223	19553205	19787613
7395080	9803971804	13216957	9869827	10802361	14591267	20099693
18207274	11592029	18074963	17484288	19366830	19670330	16850828
19081470	13775804	17976200	9804298041	9804182732	8327066
19085604	15904345	19532480	16399248	9804289594	15995285
19771369	19694991	9803790691	17174467	9357518	19438837
20503769	19173574	14153571	12751822	9803795260	13879911
123593795	17300898	14678924	9804251156	179392791	7468028

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com